Leases - Summary of Roll-forward of Lease Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Leases [Abstract]
Beginning balance	€ 608	€ 628
Increases	23	32
Acquired in business combinations	0	3
Payments	(85)	(79)
Interest expense	40	41	€ 38
Lease incentives received	7	20	15
Increases in lease incentives receivable	(2)	(1)
Exchange differences	32	(36)
Ending balance	€ 623	€ 608	€ 628